Financial assets held for trading (Details) - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016
DisclosureOfFinancialAssetsHeldForTradingLineItems [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading	[1]	€ 6,012	€ 6,166
Quoted bonds issued by sovereign states [Member]
DisclosureOfFinancialAssetsHeldForTradingLineItems [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading		1,022	996
Other [Member]
DisclosureOfFinancialAssetsHeldForTradingLineItems [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading		€ 4,990	€ 5,170

[1]	Income or expense were recognized in the profit and loss account within “Finance income (expense)”.